Lease (Details) - Schedule of supplemental balance sheet information related to operating lease - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of supplemental balance sheet information related to operating lease [Abstract]
Right-of-use assets	$ 194,747	$ 278,260
Operating lease liabilities - current	98,427	96,357
Operating lease liabilities - non-current	104,755	189,994
Total operating lease liabilities	$ 203,182	$ 286,351